Long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2011 and 2012 is comprised of the following:

	2011	2012
	(in millions of yen)
Obligations under capital leases	23,794	20,851
Loan participation borrowings	69,937	59,517
Senior borrowings and bonds	4,550,298	4,438,602
Subordinated borrowings and bonds	4,309,467	3,942,848

Total	8,953,496	8,461,818

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2011	2012
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-9.60	Apr. 2012-Jul. 2040	3,007,615	2,884,693
fixed rate denominated in U.S. dollars	0-7.49	Sep. 2012-Sep. 2038	5,288	126,371
fixed rate denominated in other currencies	0.60-4.58	Apr. 2012-Sep. 2014	11,243	63
floating rate denominated in Japanese yen	0-14	Apr. 2012-Mar. 2042	1,231,317	1,117,315
floating rate denominated in U.S. dollars	0-10	Apr. 2012-Jul. 2047	294,202	309,567
floating rate denominated in other currencies	0-1.81	Nov. 2012-May 2015	633	593

Total			4,550,298	4,438,602

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.31-4.74	Apr. 2012-Perpetual	3,536,156	3,366,558
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	246,290	243,299
fixed rate denominated in Euro			59,588	—
floating rate denominated in Japanese yen	0.60-3.88	Mar. 2013-Perpetual	406,318	331,348
floating rate denominated in U.S. dollars	1.49-1.49	Dec. 2017-Jan. 2018	61,115	1,643

Total			4,309,467	3,942,848

Total			8,859,765	8,381,450

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2012.
(2)	Maturity information shown is the range of maturities at March 31, 2012.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2012:

(in millions of yen)
Fiscal years ending March 31:
2013	884,573
2014	764,019
2015	1,114,695
2016	1,102,843
2017	751,903
2018 and thereafter	3,843,785

Total	8,461,818